Restructuring and related expenses (Details) - USD ($) $ in Millions	12 Months Ended					25 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Liabilities associated with reorganization.
Costs incurred in			$ 149
Cumulative costs incurred			303			$ 303
Contract settlements
Liabilities associated with reorganization.
Expenses	$ 195
Electrification
Liabilities associated with reorganization.
Costs incurred in			35
Cumulative costs incurred			85			85
Process Automation
Liabilities associated with reorganization.
Costs incurred in			37
Cumulative costs incurred			61			61
Motion
Liabilities associated with reorganization.
Costs incurred in			18
Cumulative costs incurred			25			25
Robotics & Discrete Automation
Liabilities associated with reorganization.
Costs incurred in			10
Cumulative costs incurred			18			18
Corporate and Other [Member]
Liabilities associated with reorganization.
Costs incurred in			49
Cumulative costs incurred			114			114
OS Program
Liabilities associated with reorganization.
Liability at beginning of period	53	$ 123	99	$ 65	$ 0
Expenses			136	112	65
Expenses, net of change in estimates	(6)	4
Cash payments	(23)	(68)	(106)	(45)
Changes in estimates			(10)	(30)
Exchange rate differences	(3)	(6)	4	(3)
Liability at end of period	21	53	123	99	65	$ 123
Term of program (in years)						2 years
Costs incurred in			149
Cumulative costs incurred			303			$ 303
OS Program | Total cost of sales
Liabilities associated with reorganization.
Costs incurred in			38
OS Program | SG&A expenses
Liabilities associated with reorganization.
Costs incurred in			37
OS Program | Non-order related research and development
Liabilities associated with reorganization.
Costs incurred in			4
OS Program | Other income (expense), net.
Liabilities associated with reorganization.
Costs incurred in			70
OS Program | Employee severance costs
Liabilities associated with reorganization.
Liability at beginning of period	52	121	99	65	0
Expenses			119	111	65
Expenses, net of change in estimates	(7)	2
Cash payments	(22)	(65)	(91)	(44)
Changes in estimates			(10)	(30)
Exchange rate differences	(3)	(6)	4	(3)
Liability at end of period	20	52	121	99	65	121
Costs incurred in			109
Cumulative costs incurred			255			255
OS Program | Estimated contract settlement, loss order and other costs
Liabilities associated with reorganization.
Liability at beginning of period	1	2	0	0	0
Expenses			17	1	0
Expenses, net of change in estimates	1	2
Cash payments	(1)	(3)	(15)	(1)
Changes in estimates			0	0
Exchange rate differences	0	0	0	0
Liability at end of period	1	1	2	$ 0	$ 0	2
Costs incurred in			17
Cumulative costs incurred			18			18
OS Program | Inventory and long-lived asset impairments
Liabilities associated with reorganization.
Costs incurred in			23
Cumulative costs incurred			30			$ 30
Other restructuring-related activities
Liabilities associated with reorganization.
Liability at beginning of period	212
Liability at end of period	198	212
Costs incurred in	297	156	194
Other restructuring-related activities | Total cost of sales
Liabilities associated with reorganization.
Costs incurred in	24	71	95
Other restructuring-related activities | SG&A expenses
Liabilities associated with reorganization.
Costs incurred in	40	21	50
Other restructuring-related activities | Non-order related research and development
Liabilities associated with reorganization.
Costs incurred in	2	2	10
Other restructuring-related activities | Other income (expense), net.
Liabilities associated with reorganization.
Costs incurred in	231	62	39
Other restructuring-related activities | Employee severance costs
Liabilities associated with reorganization.
Costs incurred in	81	101	164
Other restructuring-related activities | Estimated contract settlement, loss order and other costs
Liabilities associated with reorganization.
Costs incurred in	209	31	18
Other restructuring-related activities | Inventory and long-lived asset impairments
Liabilities associated with reorganization.
Costs incurred in	$ 7	$ 24	$ 12